Supplemental Cash Flow Information Items (Tables)	12 Months Ended
Dec. 31, 2015
Supplemental Cash Flow Elements [Abstract]
Changes in Non-cash Working Capital, Investing, and Financing Items
The following table presents the changes in non-cash working capital items.

	2015 $	2014 $	2013 $
Trade and other receivables	1,176	(3,930)	(1,196)
Other current assets	(4,708)	(414)	(725)
Accounts payable and accrued liabilities	11,097	6,010	2,314
	7,565	1,666	393

The following table provides supplemental disclosure of non-cash investing and financing activities.

	2015 $	2014 $	2013 $
Acquired property and equipment remaining unpaid	1,295	853	—
Acquired intangibles assets remaining unpaid	—	250	—
Capitalized stock-based compensation	362	79	26
Non-cash acquisitions of businesses	—	—	404